Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS:
Cash	$ 3,686	$ 2,891
Accounts receivable, net of allowances for credit losses and cash discounts of $147 and $97 at March 31, 2025 and 2024, respectively	47,476	47,329
Inventories	113,689	115,804
Current portion of derivative assets	636	74
Other current assets	980	3,966
TOTAL CURRENT ASSETS	166,467	170,064
PROPERTY, PLANT AND EQUIPMENT:
Land	1,572	1,670
Buildings and yard improvements	30,393	30,900
Machinery and equipment	57,970	53,607
Construction in process	135	1,977
Less accumulated depreciation	(33,819)	(31,396)
Property, plant, and equipment, net	56,251	56,758
OTHER ASSETS:
Operating lease right-of-use asset	2,841	2,841
Other assets	1,263	356
TOTAL ASSETS	226,822	230,019
Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities, Current	35,304	43,886
Income taxes payable	647	2,213
Dividends payable	279	279
Employee compensation and related expenses	1,807	5,989
Current portion of financing lease	0	54
Current portion of derivative liability	287	1,686
TOTAL CURRENT LIABILITIES	38,324	54,107
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	115	105
DEFERRED INCOME TAX LIABILITY	5,478	5,257
Operating and Finance Lease Liabilities, Noncurrent	2,752	2,782
ASSET BASED LENDING FACILITY	47,728	40,293
TOTAL LIABILITIES	94,397	102,544
COMMITMENTS AND CONTINGENCIES (SEE NOTE 11)
STOCKHOLDERS’ EQUITY:
Common stock, par value $1: Authorized shares — 10,000,000 Issued shares — 8,877,229 shares and 8,873,203 shares at March 31, 2025 and 2024, respectively	8,877	8,873
Additional paid-in capital	35,394	35,247
Treasury stock at cost ( 1,906,693 shares and 1,896,892 shares at March 31, 2025 and 2024, respectively)	(13,100)	(12,929)
Retained earnings	101,254	96,284
TOTAL STOCKHOLDERS’ EQUITY	132,425	127,475
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 226,822	$ 230,019